UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May 15, 2008

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   47
                                                ---------------

Form 13F Information Table Value Total:             $437,660
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ACCURAY INC                    COM    004397105    15,345  1,964,843  S/H          OTHER            1          -  1,964,843     -

ACURA PHARMACEUTICALS INC      COM    00509L703        74      8,499  S/H          OTHER            1          -      8,499     -
                               NEW

AMAG PHARMACEUTICALS INC       COM    00163U106    21,503    531,865  S/H          OTHER            1          -    531,865     -

AMERICAN MED SYS HLDGS INC     COM    02744M108     2,624    184,949  S/H          OTHER            1          -    184,949     -

ASPENBIO PHARMA INC            COM    045346103       595    103,000  S/H          OTHER            1          -    103,000     -

ATHERSYS INC                   COM    04744L106     4,949  1,319,605  S/H          OTHER            1          -  1,319,605     -

ATS MED INC                    COM    002083103     7,135  5,060,421  S/H          OTHER            1          -  5,060,421     -

AVIGEN INC                     COM    053690103     2,719    974,429  S/H          OTHER            1          -    974,429     -

BIOMARIN PHARMACEUTICAL INC    COM    09061G101     6,751    190,874  S/H          OTHER            1          -    190,874     -

COOPER COS INC                 COM    216648402    16,152    469,126  S/H          OTHER            1          -    469,126     -
                               NEW

DIALYSIS CORP AMER             COM    252529102     2,519    345,593  S/H          OTHER            1          -    345,593     -

DYAX CORP                      COM    26746E103     2,210    469,267  S/H          OTHER            1          -    469,267     -

EMAGEON INC                    COM    29076V109     5,843  2,562,704  S/H          OTHER            1          -  2,562,704     -

EV3 INC                        COM    26928A200    38,025  4,671,344  S/H          OTHER            1          -  4,671,344     -

GENTIUM S P A             SPONSORED   37250B104       469     73,110  S/H          OTHER            1          -     73,110     -
                               ADR

GTX INC DEL                    COM    40052B108       804     50,000  S/H          OTHER            1          -     50,000     -

HANSEN MEDICAL INC             COM    411307101     2,680    190,600  S/H          OTHER            1          -    190,600     -

HEALTH MGMT ASSOC INC NEW      CL A   421933102    30,012  5,673,377  S/H          OTHER            1          -  5,673,377     -

HEALTHSOUTH CORP               COM    421924309     3,643    204,761  S/H          OTHER            1          -    204,761     -
                               NEW

HI-TECH PHARMACAL INC          COM    42840B101     6,549    723,639  S/H          OTHER            1          -    723,639     -

HYTHIAM INC                    COM    44919F104       242    200,000  S/H          OTHER            1          -    200,000     -

LIFEPOINT HOSPITALS INC        COM    53219L109    16,270    592,271  S/H          OTHER            1          -    592,271     -

MEDICIS PHARMACEUTICAL CORP    CL A   584690309    11,393    578,599  S/H          OTHER            1          -    578,599     -
                               NEW

MEDIS TECHNOLOGIES LTD         COM    58500P107       227     25,000  S/H          OTHER            1          -     25,000     -

MERCK & CO INC                 COM    589331107       190      5,000  S/H          OTHER            1          -      5,000     -

MERIT MED SYS INC              COM    589889104    13,588    858,376  S/H          OTHER            1          -    858,376     -

MYLAN INC                      COM    628530107    29,636  2,554,800  S/H          OTHER            1          -  2,554,800     -

NIGHTHAWK RADIOLOGY HLDGS IN   COM    65411N105    14,641  1,564,229  S/H          OTHER            1          -  1,564,229     -

NORTHSTAR NEUROSCIENCE INC     COM    66704V101     2,736  1,731,644  S/H          OTHER            1          -  1,731,644     -

NOVACEA INC                    COM    66987B103     3,500  1,296,157  S/H          OTHER            1          -  1,296,157     -

OCULUS INNOVATIVE SCIENCES I   COM    67575P108       127     25,000  S/H          OTHER            1          -     25,000     -

OMRIX BIOPHARMACEUTICALS INC   COM    681989109     8,990    642,126  S/H          OTHER            1          -    642,126     -

ORCHID CELLMARK INC            COM    68573C107     5,745  2,015,825  S/H          OTHER            1          -  2,015,825     -

OSIRIS THERAPEUTICS INC        COM    68827R108       118      9,380  S/H          OTHER            1          -      9,380     -

PDL BIOPHARMA INC              COM    69329Y104    21,178  1,999,779  S/H          OTHER            1          -  1,999,779     -

PENWEST PHARMACEUTICALS CO     COM    709754105     3,162  1,216,086  S/H          OTHER            1          -  1,216,086     -

RURAL / METRO CORP             COM    781748108     8,671  3,721,647  S/H          OTHER            1          -  3,721,647     -

SANGAMO BIOSCIENCES INC        COM    800677106        84      8,300  S/H          OTHER            1          -      8,300     -

SCHERING PLOUGH CORP           COM    806605101    16,718  1,160,200  S/H          OTHER            1          -  1,160,200     -

SIRTRIS PHARMACEUTICALS INC    COM    82968A105     1,299    100,000  S/H          OTHER            1          -    100,000     -

ST JUDE MED INC                COM    790849103     6,242    144,515  S/H          OTHER            1          -    144,515     -

TRIMERIS INC                   COM    896263100    11,477  1,760,311  S/H          OTHER            1          -  1,760,311     -

TRIPLE-S MGMT CORP             CL B   896749108    49,983  2,831,925  S/H          OTHER            1          -  2,831,925     -

UNITED THERAPEUTICS CORP DEL   COM    91307C102    14,643    168,888  S/H          OTHER            1          -    168,888     -

UNITEDHEALTH GROUP INC         COM    91324P102     2,914     84,800  S/H          OTHER            1          -     84,800     -

WELLPOINT INC                  COM    94973V107    18,971    429,900  S/H          OTHER            1          -    429,900     -

YM BIOSCIENCES INC             COM    984238105     4,314  4,449,375  S/H          OTHER            1          -  4,449,375     -



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